Equity - Schedule of Main Subsidiary With Non-controlling Interest (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Group participation	0.538%	12.90%
Banco CorpBanca Colombia S.A [member]
Disclosure of subsidiaries [line items]
Group participation	99.462%	87.10%